Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
PSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding	32,690
Granted	0
Converted to common shares	0
Outstanding	32,690
RSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding		0
Granted		846
Converted to common shares		(846)
Outstanding		0